Equity Plans and Stock-based Compensation - Outstanding Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Stock Options Outstanding
Balance at beginning of period (in shares)		20,178,784	18,208,313	16,527,278
Granted (in shares)		726,309	5,829,698	2,998,747
Exercised (in shares)		(1,966,532)	(1,750,822)	(811,514)
Cancelled/forfeited/expired (in shares)		(836,977)	(2,108,405)	(506,198)
Balance at end of period (in shares)		18,101,584	20,178,784	18,208,313	16,527,278
Options exercisable, Number of options (in shares)		13,200,160
Stock Options Weighted Average Exercise Price
Balance at beginning of period (in dollars per share)		$ 3.81	$ 3.42	$ 2.92
Granted (in dollars per share)		10.42	4.89	5.86
Exercised (in dollars per share)		3.36	2.40	2.13
Cancelled/forfeited/expired (in dollars per share)		4.65	4.61	3.92
Balance at end of period (in dollars per share)		4.08	$ 3.81	$ 3.42	$ 2.92
Options exercisable, Weighted average exercise price per share (in dollars per share)		$ 3.44
Stock Option Activity, Additional Disclosures
Options outstanding, Weighted average remaining contractual term		5 years 6 months	7 years 4 months 24 days	7 years 7 months 6 days	8 years 3 months 18 days
Options exercisable, Weighted average remaining contractual term		4 years 7 months 6 days
Options outstanding, Aggregate intrinsic value (in USD)		$ 87,425	$ 65,056	$ 34,723	$ 42,951
Options exercisable, Aggregate intrinsic value (in USD)		$ 71,087
CEO Time-Based Awards at $10 to $25
Number of Stock Options Outstanding
Balance at beginning of period (in shares)		2,677,500
Balance at end of period (in shares)	2,677,500		2,677,500
Milestone Options
Number of Stock Options Outstanding
Balance at beginning of period (in shares)		669,375
Balance at end of period (in shares)	669,375		669,375
Equity Awards
Number of Stock Options Outstanding
Balance at end of period (in shares)		1,171,408
Stock Options Weighted Average Exercise Price
Options exercisable, Weighted average exercise price per share (in dollars per share)		$ 19.61